Overview and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Overview and Basis of Presentation
Overview and Basis of Presentation

1.       Overview and Basis of Presentation

Organization and Description of Business

Ping Identity Holding Corp. and its wholly owned subsidiaries, referred to herein as the “Company,” is headquartered in Denver, Colorado with international locations principally in Canada, the United Kingdom, France, Australia, Israel and India. The Company, doing business as Ping Identity Corporation (“Ping Identity”), provides customers, employees and partners with secure access to any service, application or application programming interface (“API”), while also managing identity and profile data at scale.

Basis of Presentation and Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated. The accompanying condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All amounts are reported in U.S. dollars.

Unaudited Interim Condensed Consolidated Financial Information

The accompanying interim condensed consolidated balance sheet as of March 31, 2020, the condensed consolidated statements of operations, of comprehensive loss, of cash flows and of stockholders’ equity for the three months ended March 31, 2020 and 2019, and the related footnote disclosures are unaudited. The condensed consolidated balance sheet data as of December 31, 2019 was derived from audited financial statements, but does not include all disclosures required by GAAP. Therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in management’s opinion, include all adjustments necessary to state fairly the consolidated financial position of the Company as of March 31, 2020, the results of operations for the three months ended March 31, 2020 and 2019, and cash flows for the three months ended March 31, 2020 and 2019. The results for the three months ended March 31, 2020 are not necessarily indicative of the results to be expected for the year ending December 31, 2020 or for any future period.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these condensed consolidated financial statements include, but are not limited to, establishing allowances for doubtful accounts, determining useful lives for finite-lived assets, assessing the recoverability of long-lived assets, determining the fair values of assets acquired and liabilities assumed in business combinations, determining the value of right-of-use assets and lease liabilities, accounting for income taxes and related valuation allowances against deferred tax assets, valuing stock option awards and assessing the probability of the awards meeting vesting conditions, recognizing revenue, determining the amortization period for deferred commissions and assessing the accounting treatment for commitments and contingencies. Management evaluates these estimates and assumptions on an ongoing basis and makes estimates based on historical experience and various other assumptions that are believed to be reasonable. Actual results may differ from these estimates due to risks and uncertainties, including the uncertainty surrounding rapidly changing market and economic conditions due to the recent outbreak of the novel Coronavirus Disease 2019 ("COVID-19").

1.       Overview and Basis of Presentation

Organization and Description of Business

Ping Identity Holding Corp. and its wholly owned subsidiaries, referred to herein as the “Company,” is headquartered in Denver, Colorado with international locations principally in Canada, Australia, France, the United Kingdom, Israel and India. The Company, doing business as Ping Identity Corporation (“Ping Identity”), provides customers, employees and partners with secure access to any service, application or API, while also managing identity and profile data at scale.

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). All amounts are reported in U.S. dollars. Certain amounts as of and for the year ended December 31, 2017 have been reclassified to conform with current period presentation.

Initial Public Offering

On September 23, 2019, the Company closed its initial public offering (“IPO”) through which it issued and sold 12,500,000 shares of common stock at a price per share of $15.00. Additionally, the Company registered 1,875,000 shares of common stock in connection with the underwriters’ overallotment option to purchase additional shares on the same terms and conditions. The underwriters’ overallotment option was exercised in full and closed on October 22, 2019.

In connection with the IPO, the Company raised $194.6 million in net proceeds, after deducting underwriting discounts and commissions of $15.1 million and offering expenses of $5.9 million. On September 23, 2019, the Company used the net proceeds from the IPO to repay $170.3 million of its outstanding debt and after the closing of the underwriters’ overallotment option to purchase additional shares, the Company repaid an additional $26.1 million of its outstanding debt, as discussed in Note 7.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, establishing allowances for doubtful accounts, determining useful lives for finite-lived assets, assessing the recoverability of long-lived assets, determining the fair values of assets acquired and liabilities assumed in business combinations, accounting for income taxes and related valuation allowances against deferred tax assets, valuing stock option awards and assessing the probability of the awards meeting vesting conditions, recognizing revenue, determining the amortization period for deferred commissions and assessing the accounting treatment for commitments and contingencies. Management evaluates these estimates and assumptions on an ongoing basis and makes estimates based on historical experience and various other assumptions that are believed to be reasonable. Actual results may differ from these estimates.